Investments Accounted for Using Equity Method - Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share of profit/(loss) of investments accounted for using equity method:
Associates	¥ (9)	¥ 12	¥ 13
Joint ventures	(9)	(13)	(9)
Share of profit (loss) of associates and joint ventures accounted for using equity method	¥ (18)	¥ (1)	¥ 4